SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

11. SHARE-BASED COMPENSATION

Amended and Restated 2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010 and terminated automatically ten years after its adoption. On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan”, which became effective upon the approval from the Board of Directors and shareholders. The plan will continue in effect for ten years from the date adopted by the Board, unless terminated earlier under section 18 of the plan.

Restricted stock awards

On November 22, 2018, the Board of Directors approved to grant 200,000 Class A ordinary shares of the restricted stock to senior employees of the Group. Twenty-five percent of the awards vested on the one-year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to the participant’s continuing service of the Group through each vesting date. In the six months ended June 30, 2023 and 2022, nil and 25,000 shares of restricted stock were vested, respectively.

On May 27, 2022, the Board of Directors approved the grant of 200,000 fully vested Class A ordinary shares of the restricted stock to a consultant as consideration for its service rendered.

On June 30, 2022, the Board of Directors approved the grant of 5,200,000 fully vested Class A ordinary shares of the restricted stock to senior employees of the Group for their services rendered in the past years.

The Group recorded share-based compensation expenses of $ 1,037 and nil in general and administrative expenses for the restricted stock awards for the six months ended June 30, 2022 and 2023, respectively. The unrecognized share-based compensation expenses were amounting to nil as of June 30, 2023.